COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Comprehensive Income Net Of Tax [Abstract]
Schedule of total comprehensive income

Total Comprehensive Income for the years ended December 31, 2018, 2017 and 2016 consisted of the following:

	Years ended December 31,
	2018	2017	2016
	(in thousands)
Net income	$4,820	$6,981	$132
Other comprehensive income (loss)
Net Change in Foreign currency translation	(839)	409	532
Total comprehensive income	3,981	7,390	664
Comprehensive loss attributable to non-controlling interests(1)	—	—	158
Comprehensive income attributable to UTStarcom Holdings Corp.	$3,981	$7,390	$822

(1)	Comprehensive loss attributable to non-controlling interests consisted solely of net loss.